Subsequent Events (Unaudited) - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 30, 2021	Jan. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Share-based payment arrangement, restricted stock unit, granted						13,158,430	12,199,200
Business combination, equity interests issued and issuable				$ 0	$ 38,167	$ 38,167	$ 192
Common stock shares issued				373,641,135		226,364,401
Common stock shares outstanding				373,641,135		226,364,401
Amended Revolving Credit Facility [member]
Subsequent Event [Line Items]
Proceeds from long term line of credit facility	$ 250,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares issued				225,833,513		183,800,251	177,593,772
Common stock shares outstanding				225,833,513		183,800,251	177,593,772
Class Of Warrant Or Right Number Of Votes For Each Warrant Or Right				1		1
Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares issued				147,807,622		0
Common stock shares outstanding				147,807,622		0
Class Of Warrant Or Right Number Of Votes For Each Warrant Or Right				20		20
Common Class C [Member]
Subsequent Event [Line Items]
Common stock shares issued				0		0
Common stock shares outstanding				0		0
Common Stock [Member] | 2011 equity incentive plan
Subsequent Event [Line Items]
Share-based payment arrangement, restricted stock unit, granted			206,000
Subsequent Event [Member] | Further Amended Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Business combination, equity interests issued and issuable		$ 352,000
Subsequent Event [Member] | Amended Revolving Credit Facility [member]
Subsequent Event [Line Items]
Proceeds from long term line of credit facility	250,000
Line of credit facility maximum borrowing capacity	$ 600,000